BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION

NOTE 3 – BUSINESS COMBINATION

On December 30, 2024, VS Media HK entered into a share purchase agreement with the shareholders of MLINK Limited (“MLINK”) to acquire their 100% equity interest in a consideration of 1,250,000 shares of Class A Ordinary Share of the Company, at the current market price of $1 per share. The acquisition was completed on December 31, 2024. MLINK was incorporated and domiciled in Macau SAR on September 19, 2023 with principal activity engaged in the provision of digital marketing services.

The acquisition was accounted for using the acquisition method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The Company was determined to be the accounting acquirer.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

In accordance with ASC 805, the Company recorded the acquisition based on the fair value of the consideration transferred and then allocated the purchase price to the identifiable assets acquired and liabilities assumed based on their respective fair values as of the acquisition date. The excess of the value of consideration transferred over the aggregate fair value of those net assets was recorded as goodwill. Any identified definite lived intangible assets will be amortized over their estimated useful lives and any identified intangible assets with indefinite useful lives and goodwill will not be amortized but will be tested for impairment at least annually or more frequently when certain indicators are present. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates including the selection of valuation methodologies, estimates of future revenues and cash flows, discount rates, and selection of comparable companies.

The Company incurred approximately $10,255 in acquisition-related costs associated with the acquisition. These costs and expenses primarily include fees associated with financial, legal, and accounting advisors. These costs were recorded in general and administrative expenses on the consolidated statements of operations and comprehensive loss.

The purchase consideration and estimated fair value assessment of the assets acquired and liabilities assumed is as follows:

Amount

Fair value of assets acquired:
Cash	$33,461
Accounts receivable, net	360,568
Goodwill	1,118,038
Amounts attributable to assets acquired	1,512,067

Fair value of liabilities assumed:
Accounts payable	(256,518)
Foreign currency translation	(5,549)
Amounts attributable to liabilities assumed	(262,067)

Net assets acquired and liabilities assumed	$1,250,000

Share-based consideration:
VSME Class A Ordinary Share issued, at a fair value of $1 per share	$1,250,000

The Company performed its assessment on goodwill and determined there was no impairment charges for the year ended December 31, 2024.

Financial and pro forma financial information are not presented for the acquisitions, as such results are immaterial, individually and in aggregate, to the current period.